NORWEST ADVANTAGE FUNDS

                             VALUGROWTH[SM] STOCK FUND

                                    A SHARES
                                    B SHARES

                          Supplement Dated May 26, 1998
                       to Prospectus Dated October 1, 1997

     The following is added on Page 42 under the section entitled "Additional Investment Policies and Risk Considerations":

     The Fund may write covered calls and purchase calls on portfolio equity securities.


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                             NORWEST ADVANTAGE FUNDS

                             VALUGROWTH[SM] STOCK FUND

                                    I SHARES

                          Supplement Dated May 26, 1998
                        to Prospectus Dated April 1, 1998

     The following is added as the second paragraph under the section entitled "Futures Contracts and Options" on Page A-14 of the Prospectus:

     VALUGROWTH STOCK FUND. The Fund may write covered calls and purchase calls on portfolio equity securities.